Annual Total Returns [BarChart] - Great-West SecureFoundation Lifetime 2025 Fund - Investor	Apr. 30, 2021
Bar Chart Table:
2011	(0.96%)
2012	12.11%
2013	16.28%
2014	5.70%
2015	(0.60%)
2016	7.39%
2017	12.73%
2018	(5.27%)
2019	16.95%
2020	13.17%